Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 43.21%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,000	$100,269
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,968	94,976
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,646	47,586
Vanguard Short-Term Treasury ETF (a)............................................................................		1,645	95,065
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)			337,896
		Notional
PURCHASED OPTIONS - 149.95% (b)(c)	Contracts	Amount

CALL OPTIONS - 100.73%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $475.58.......................................	22	$788,832	237
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.48..........................................	22	788,832	787,510
PUT OPTIONS - 49.22%			787,747

iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.71...................	70	717,150	224,791
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price
$122.88................................................................................................................	77	788,865	158,860
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.29.......................................	22	788,832	1,308
TOTAL PURCHASED OPTIONS (Cost $1,154,745)			384,959
			1,172,706
Total Investments (Cost $1,504,230) - 193.16%............................................................			1,510,602
Liabilities in Excess of Other Assets - (93.16)%.............................................................			(728,521)
....................................................................................TOTAL NET ASSETS - 100.00%			$782,081

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,896.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	1/10/2023	$187.29	22	$(788,832)	$(381,702)
PUT OPTIONS					(381,702)

iShares 20+ Year Treasury Bond ETF...............	1/10/2023	$141.80	70	(717,150)	(275,181)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	1/10/2023	$129.35	77	(788,865)	(210,889)
S&P 500® Mini Index...................................	1/10/2023	$420.34	22	(788,832)	(130,491)
TOTAL OPTIONS WRITTEN (Premiums Received $777,373)					(616,561)
					$(998,263)